Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
Accounts receivable	¥ 625,997	¥ 365,452
Allowance for doubtful accounts:
Balance at beginning of the year	(670)	(408)
Additions	(510)	(650)
Write-offs
Reversal		388
Balance at end of the year	(1,180)	(670)
Accounts receivable, net	¥ 624,817	¥ 364,782	$ 89,993